Finance costs (gains) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of other income & finance costs [Line Items]
Other interest and financing costs	$ 3,288	$ 9,835
Asset retirement obligation accretion	4,869	4,291
Interest expense on lease liabilities	1,657	1,747
Total finance costs	56,888	49,926
Less: capitalized interest	(33,839)	(17,087)
Finance costs	23,049	32,839
Senior Notes
Disclosure of other income & finance costs [Line Items]
Interest cost	31,502	31,486
Term Facility
Disclosure of other income & finance costs [Line Items]
Interest cost	17,512	4,526
Redemption option derivative asset
Disclosure of other income & finance costs [Line Items]
Change in fair value of redemption option derivative (Note 16)	$ (1,940)	$ 1,959